Summary of Significant Accounting Policies (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) fixed_asset	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Product Information [Line Items]
Net cash (used in) provided by operating activities	$ (99)	$ 1,050	$ 1,012
Advertising expense	$ 14	16	14
Number of principle types of fixed assets | fixed_asset	2
Revision of Prior Period, Reclassification, Adjustment
Product Information [Line Items]
Net cash (used in) provided by operating activities	$ (30)	$ 20	$ (28)